Provision - Summary of Provision (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 166,913	$ 23,558	¥ 191,814	$ 27,072
Provision made	424,221	59,875	224,582	31,698
Provision utilized	(373,103)	(52,660)	(249,483)	(35,212)
Ending balance	218,031	$ 30,773	166,913	$ 23,558
Product warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	166,913		191,814
Provision made	421,905		224,582
Provision utilized	(373,103)		(249,483)
Ending balance	215,715		¥ 166,913
Provision for onerous contract [member[
Disclosure of other provisions [line items]
Provision made	2,316
Ending balance	¥ 2,316